Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,169	$ 2,987	$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Other Comprehensive Income (Loss):
Net unrealized gain (loss) on securities available for sale, net of deferred income tax (benefit) expense	2,169	(6,993)	139	(6,050)	6,754	(22,776)	8,004
Net gain on securities transferred from available for sale to held to maturity, net of deferred income tax (benefit) expense			2		(586)
Net realized gain on securities available for sale, net of income tax expense	(4)	(133)	(4)	(133)	(901)	(6,156)	(31)
Fair value adjustments on derivatives, net of deferred income tax expense (benefit)	(3,694)	1,532	(1,972)	(140)	(3,909)	1,838
Benefit plan adjustments, net of deferred income tax (benefit) expense	11	7	(193)	488	501	(641)	191
Total comprehensive loss	(1,518)	(5,587)	(2,028)	(5,835)	1,859	(27,735)	8,164
Total Comprehensive Income (Loss)	$ 651	$ (2,600)	$ 3,064	$ (262)	$ 12,047	$ (21,229)	$ 13,242